INCOME TAX (Reconciliation Between Theoretical Tax on The Pre-tax Profit and Tax Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of income tax [Abstract]
Loss before taxes on income	$ 2,128	$ 2,241
Primary tax rate of the Company	24.00%	25.00%	26.50%
Tax calculated according to the Company's primary tax rate	$ (511)	$ (560)
Additional tax (tax saving) in respect of:
Non-deductible expenses	11	4
Current year tax losses and benefits for which deferred taxes were not created	531	52
Creation of deferred taxes for tax losses and benefits from previous years for which deferred taxes were not created in the past		(49)
Income tax expenses (income) from continuing operations	$ 31	$ (553)